Assets Held for Sale and Discontinued Operations	12 Months Ended
Mar. 31, 2025
Non-current assets held for sale and discontinued operations [Abstract]
Assets Held for Sale and Discontinued Operations	Assets Held for Sale and Discontinued Operations

Accounting Policy

Non-current assets, or disposal groups comprising assets and liabilities, are classified as held-for-sale if it is highly probable that they will be recovered primarily through sale rather than through continued use. Such assets, or disposal groups, are generally measured at the lower of their carrying amount and the fair value less costs of disposal. Impairment losses recognized upon initial classification as held-for-sale and subsequent gains and losses on re-measurement are recognized in the consolidated statements of income (loss) and comprehensive income (loss). Once classified as held-for-sale, intangible assets and property, plant and equipment are no longer amortized or depreciated.

(a)    Assets Held for Sale

Assets held for sale are comprised of the following:

	Whistler Alpha Lake	European R&D Facility & Land	Equipment	ICC	Total
	$	$	$	$	$
Balance, March 31 2023	638	—	—	—	638
Additions	—	8,919	1,800	199	10,918
Impairment	—	(585)	—	—	(585)
Foreign exchange	—	(1)	—	—	(1)
Proceeds from disposal	(2,270)	(8,333)	(600)	—	(11,203)
Gain on disposal (1)	1,632	—	—	—	1,632
Balance, March 31, 2024	—	—	1,200	199	1,399
Additions	—	—	—	14,089	14,089
Impairment	—	—	—	(11,643)	(11,643)
Foreign exchange	—	—	—	57	57
Proceeds from disposal	—	—	(1,200)	(1,199)	(2,399)
Assignment of liabilities held for sale	—	—	—	(1,281)	(1,281)
Balance, March 31, 2025	—	—	—	222	222
(1) The loss on disposal is recognized in other gains (losses) (Note 17) in the consolidated statements of income (loss) and comprehensive income (loss).

ICC

In June 2024, the Company made a formal decision to exit from its operations in Uruguay that are operated through its wholly-owned subsidiary ICC Labs Inc. (“ICC”). During the year ended March 31, 2025, the Company recognized an impairment loss of $11.6 million to record the assets held for sale at their fair value less costs to sell. ICC was previously included in the Cannabis operating segment. The impairment was recorded to net loss from discontinued operations on the consolidated statements of income (loss) and comprehensive income (loss).

During the year ended March 31, 2025, the Company closed an asset sale agreement for the sale of the majority of ICC’s property, plant and equipment in Uruguay in consideration of cash proceeds of $1.2 million (U.S.$0.9 million) and assignment of the lease liability of $1.3 million. On November 29, 2024, the Company signed an agreement to sell the remaining assets and liabilities held for sale by way of a share sale of ICC’s wholly owned operating subsidiary. Subsequent to March 31, 2025, the Company received the requisite regulatory approval for the share sale of ICC. The share sale is expected to close in Q2 2025.

Whistler Alpha Lake

During the year ended March 31, 2024, the facility was sold for net proceeds of $2.3 million. The Company recognized a gain of $1.6 million on disposal, which is recognized in other gains (losses) in the consolidated statements of income (loss) and comprehensive income (loss) (Note 17).

European R&D Facility and Land

During the year ended March 31, 2024, the Company decided to sell a European R&D Facility and to exit the agreement with its partners in Growery B.V. (“Growery”), one of the license holders entitled to participate in the Netherlands’ still-pending Controlled Cannabis Supply Chain Experiment. As a result, the Company reclassified the related property, plant, and equipment of $8.9 million to assets held for sale. On November 3, 2023, the Company sold its interest in Aurora Netherland B.V., a subsidiary that owns the R&D facility and related assets of Growery for gross proceeds of approximately $8.3 million (Euro €5.8 million) and recognized an impairment loss of $0.6 million (Euro €0.4 million). Following the sale, Netherlands is recognized as loss of control in non-controlling interests (Note 10).
(b)    Discontinued Operations

In connection with the closure of the Aurora Nordic facility, Reliva, the dissolution of its partnership in Growery B.V., during the year ended March 31, 2024 and the decision to exit its ICC operations in Uruguay during the year ended March 31, 2025, the Company has reported these previously designated cash generating units as discontinued operations

The following table summarizes the Company's discontinued operations for the respective periods:

	Years ended March 31,
	2025	2024
	$	$
Revenue	347	1,069

Cost of sales	1,805	6,923

Changes in fair value of inventory and biological assets sold	—	5,644
Unrealized gain on changes in fair value of biological assets	—	(4,411)
Gross loss	(1,458)	(7,087)

Operating expenses	1,515	3,423
Other income	(696)	(1,058)
Impairment of property, plant, and equipment	11,870	287
Loss on disposal of discontinued operations	—	2,411
Income taxes	25	93
	12,714	5,156
Net loss from discontinued operations	(14,172)	(12,243)